J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Research Enhanced Equity Fund

(All Shares Classes)

(a series of JPMorgan Trust II)

Supplement dated August 24, 2017

to the Summary Prospectuses and Prospectuses dated

March 1, 2017, as supplemented

Effective immediately, the portfolio manager information for the JPMorgan International Research Enhanced Equity Fund (the “Fund”), in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Demetris Georghiou	2014	Executive Director
James Cook	2017	Executive Director
Piera Elisa Grassi	2016	Managing Director

In addition, the paragraphs in the section titled “The Funds’ Management and Administration — The Portfolio Managers — International Research Enhanced Equity Fund” is hereby deleted in its entirety and replaced by the following:

International Research Enhanced Equity Fund

The portfolio management team is led by Demetris Georghiou, an Executive Director. James Cook, an Executive Director and CFA charterholder, and Piera Elisa Grassi, a Managing Director, work with Mr. Georghiou in managing the Fund. Mr. Georghiou, an employee of JPMIM or its affiliates (or one of their predecessors) since 2007, has worked on the strategy since 2009 and has been a portfolio manager of the Fund since September 2014. Mr. Cook, an employee of JPMIM or its affiliates (or one of their predecessors) since August 2007, is a member in the International Equity Group based in London and has been a portfolio manager of the Fund since 2017. Ms. Grassi heads the International Research Enhanced Equity team based in London and has been an employee of JPMIM or its affiliates (or one of their predecessors) since 2004 and has been a portfolio manager of the Fund since February 2016.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-IREE-PM-817

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Research Enhanced Equity Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated August 24, 2017

to the Statement of Additional Information dated

March 1, 2017, as supplemented

Effective immediately, the portfolio manager information for JPMorgan International Research Enhanced Equity Fund (the “Fund”) in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of October 31, 2016:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
International Research Enhanced Equity Fund
Demetris Georghiou	10	$3,759,523	5	$243,836	1	$469,106
James Cook*	0	0	4	12,127,000	0	0
Piera Elisa Grassi	4	7,262,942	6	526,130	10	2,077,070

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2016:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
International Research Enhanced Equity Fund
Demetris Georghiou	0	$0	0	$0	0	$0
James Cook*	0	0	0	0	0	0
Piera Elisa Grassi	0	0	1	426,854	2	1,374,050

*	As of June 30, 2017.

SUP-SAI-IREE-PM-817

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of October 31, 2016:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
International Research Enhanced Equity Fund
Demetris Georghiou	X
James Cook*	X
Piera Elisa Grassi	X

*	As of June 30, 2017.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE